Investment Strategy - DWS Total Return Bond Fund	Apr. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity. The fund invests mainly in investment grade US dollar denominated fixed income securities, including corporate bonds, US government and agency bonds and mortgage- and asset-backed securities. The fund may invest up to 35% of total assets in below-investment grade fixed income securities, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below, generally referred to as “high yield” or “junk” bonds) or, if unrated, determined by the Advisor to be of similar quality, including securities in default. Compared to investment grade securities, below-investment grade securities generally pay higher yields but have higher volatility and higher risk of default on payments. The fund may also invest in cash or money market instruments to maintain liquidity.The fund may invest up to 40% of total assets in foreign securities including up to 20% of total assets in securities of issuers located in emerging markets countries.Management process. In choosing securities, portfolio management considers several factors that it believes can impact the asset's risk and expected return. These may include economic and currency outlooks, possible interest rate movements, capital flows, debt levels, inflation trends, credit quality of issuers, security characteristics, environmental, social and governance (ESG) factors, and changes in the supply and demand within the global bond markets. In addition, distinct processes are used for various types of securities.US investment grade securities. Portfolio management typically:■ranks securities based on portfolio management's assessment of creditworthiness, cash flow and price ■seeks to determine the value of each security by examining the issuer’s credit quality, debt structure, option value and liquidity risks to identify any inefficiencies between this value and market trading price ■uses credit analysis in an effort to determine the issuer’s ability to fulfill its contracts ■uses a bottom-up approach that subordinates sector weightings to individual securities that portfolio management believes may add above-market value Foreign investment grade and emerging markets high yield securities. Portfolio management uses a relative value strategy that seeks to identify the most attractive foreign markets, then searches those markets for securities that portfolio management believes offer incremental value over US Treasuries. With emerging markets securities, portfolio management also considers short-term factors such as market sentiment, capital flows, and new issue programs.High yield securities (other than emerging markets securities). Portfolio management typically:■analyzes economic conditions for improving or undervalued sectors and industries ■uses independent credit research and on-site management visits to evaluate individual issuer’s debt service, growth rate, and both downgrade and upgrade potential ■assesses new issues versus secondary market opportunities■seeks issues within attractive industry sectors and with strong long-term fundamentals and improving credit Portfolio management generally sells securities (or exchanges currencies) when they reach their target prices, when other investments appear more attractive, or, particularly for high yield securities, when company fundamentals decline or when portfolio management believes an unexpected development will diminish a company’s competitive position or ability to generate adequate cash flow.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts, options on interest rate swaps, options on interest rate futures contracts or interest rate swaps for duration management (i.e., reducing or increasing the sensitivity of the fund’s portfolio to interest rate changes) or for non-hedging purposes to seek to enhance potential gains. Portfolio management may also use (i) option contracts in order to gain exposure to a particular market or security, to seek to increase the fund’s income, or to hedge against changes in a particular market or security, (ii) total return swaps to seek to enhance potential gains by increasing or reducing the fund’s exposure to a particular sector or market or as a substitute for direct investment, or (iii) credit default swaps to seek to increase the fund’s income, to gain exposure to a bond issuer’s credit quality characteristics without directly investing in the bond or to hedge the risk of default on bonds held in the fund’s portfolio. In addition, portfolio management may use forward currency contracts (i) to hedge exposure to changes in foreign currency exchange rates on foreign currency denominated portfolio holdings; (ii) to facilitate transactions in foreign currency denominated securities; or (iii) for non-hedging purposes to seek to enhance potential gains.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.Active trading. The fund is expected to trade securities actively and this may lead to high portfolio turnover.